Expense Example - PGIM Jennison Mid-Cap Growth Fund	Aug. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 650
Expense Example, with Redemption, 3 Years	863
Expense Example, with Redemption, 5 Years	1,092
Expense Example, with Redemption, 10 Years	1,751
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	300
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,062
Expense Example, with Redemption, 10 Years	2,055
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	800
Expense Example, with Redemption, 10 Years	1,780
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	683
Expense Example, with Redemption, 10 Years	1,528
R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	478
Expense Example, with Redemption, 10 Years	1,069
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 750